Investment in Qualified Affordable Housing (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2018 and 2017.

(In thousands)	December 31, 2018	December 31, 2017
Affordable housing tax credit investments	$50,347	$49,669
Unfunded commitments	22,282	14,282